Condensed Consolidated Statements of Operations And Comprehensive Loss (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue
Healthcare services income	$ 637,784	$ 327,273
Operating expenses
Costs of healthcare services	(629,987)	(436,171)
Research and development expenses	(5,508,356)	(4,315,033)
General and administrative fees	(2,564,117)	(2,076,634)
Legal and professional fees	(1,240,512)	(1,540,304)
Other operating expenses	(189,125)	(641,457)
Total operating expenses	(10,132,097)	(9,009,599)
Other (loss) income
(Loss) gain on investments in marketable securities, net	(7,565,273)	192,134
Gain on non-marketable investment		1,635,939
Loss on investments in derivatives, net	(4,289)	(101,233)
Gain on use of digital currencies	4,918
Interest expense, net	(126,102)	(144,226)
Sundry income	82,652	111,398
Total other (loss) income, net	(7,608,094)	1,694,012
Net loss	(17,102,407)	(6,988,314)
Less: net loss attributable to non-controlling interests	(1,020,983)	(783,749)
Net loss attributable to Aptorum Group Limited	$ (16,081,424)	$ (6,204,565)
Net loss per share – basic and diluted (in Dollars per share)	$ (0.47)	$ (0.21)
Weighted-average shares outstanding – basic and diluted (in Shares)	34,280,137	29,956,393
Net loss	$ (17,102,407)	$ (6,988,314)
Other Comprehensive (loss) income
Exchange differences on translation of foreign operations	(25,029)	31,170
Other Comprehensive (loss) income	(25,029)	31,170
Comprehensive loss	(17,127,436)	(6,957,144)
Less: comprehensive loss attributable to non-controlling interests	(1,020,983)	(783,751)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited	$ (16,106,453)	$ (6,173,393)